Related party transactions (Details) (USD $)	3 Months Ended			0 Months Ended			3 Months Ended						3 Months Ended																							1 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	May 17, 2013 US$109.5 vendor financing facility	Mar. 31, 2014 Credit Facilities	Dec. 31, 2013 Credit Facilities	Mar. 31, 2014 Seadrill and Subsidiaries		Mar. 31, 2013 Seadrill and Subsidiaries		Mar. 31, 2014 Seadrill and Subsidiaries Minimum	Mar. 31, 2014 Seadrill and Subsidiaries US$440 facility Maximum	Mar. 31, 2014 Nigerian Services Company West Polaris		Mar. 31, 2013 Nigerian Services Company West Polaris		Mar. 31, 2014 Seadrill Limited Notes Payable, Other Payables		Dec. 31, 2013 Seadrill Limited Notes Payable, Other Payables		Mar. 31, 2014 Credit Facility $300 Million	Dec. 31, 2013 Credit Facility $300 Million	Mar. 31, 2014 US$229.9 discount note	Dec. 31, 2013 US$229.9 discount note	Dec. 31, 2013 US$229.9 discount note Seadrill Limited Notes Payable, Other Payables	Dec. 31, 2013 US$229.9 discount note Seadrill Limited Seadrill Capricorn Holdings LLC Notes Payable, Other Payables	Mar. 31, 2014 US$70.0 discount note	Dec. 31, 2013 US$70.0 discount note	Dec. 31, 2013 US$70.0 discount note Seadrill Limited Notes Payable, Other Payables	Dec. 13, 2013 US$70.0 discount note Seadrill Limited Notes Payable, Other Payables	Mar. 31, 2014 US$100 discount note	Dec. 31, 2013 US$100 discount note	Mar. 31, 2014 US$100 discount note Seadrill Limited Notes Payable, Other Payables	Mar. 31, 2014 $1,450 million senior secured credit facility Credit Facilities	Dec. 31, 2013 $1,450 million senior secured credit facility Credit Facilities	Oct. 31, 2012 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Mar. 31, 2014 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Mar. 02, 2014 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Mar. 01, 2014 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Dec. 31, 2013 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Mar. 31, 2014 Revolving Credit Facility $1,450 million senior secured credit facility	Mar. 21, 2014 Revolving Credit Facility $1,450 million senior secured credit facility	Mar. 31, 2014 Revolving Credit Facility $1,450 million senior secured credit facility Credit Facilities
Related Party Transaction [Line Items]
Amount of transaction							$ 51,600,000		$ 23,200,000
Management fee percentage	5.00%
Initial term of Management and administrative service agreement	5 years
Written notice period	90 days
Service fee percentage (in hundredths)	5.00%
Maximum borrowing capacity																							229,900,000.0	229,900,000.0			70,000,000.0	70,000,000.0			100,000,000	100,000,000		1,450,000,000	1,450,000,000	300,000,000			100,000,000		1,450,000,000	1,450,000,000	1,450,000,000
Maturity period of debt																																				5 years
Receive rate, variable rate basis																																				LIBOR
Commitment fee percentage (in hundredths)																																				2.00%	40.00%
Bareboat charters	84,300,000	93,600,000					(15,500,000)	[1]	0	[1]
Other revenues due to West Polaris													0	[2]	(4,800,000)	[2]
Operating expenses													0	[2]	4,600,000	[2]
Total interest bearing debt	3,139,900,000		2,360,500,000	109,500,000	2,239,100,000	0																												443,300,000	0
Variable rate basis on debt issuance				LIBOR
Interest rate added to variable rate basis				5.00%																																5.00%
Debt instrument, face amount				109,500,000																					229,900,000	229,900,000			70,000,000				100,000,000
Due to related parties																	100,000,000	[3]	299,900,000	[3]	0	125,900,000	0	229,900,000	229,900,000	229,900,000	0	70,000,000	70,000,000	70,000,000	100,000,000	0	100,000,000					100,000,000		125,900,000
Debt instrument, periodic payment terms, balloon payments to be paid																									238,500,000	238,500,000			73,000,000				103,700,000
Indemnification period for omnibus agreement	5 years
Deductible on environmental and other indemnifications claims											500,000.0	10,000,000
Period within which liability arises	3 years
Outstanding balance																																									$ 1,359,000,000	$ 443,000,000

[1]	Bareboat charters - In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of OPCO, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of OPCO, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For the three months ended March 31, 2014, the net effect to OPCO of the bareboat charters was net income of $15.5 million
[2]	Other revenues and expenses – the Company earned other revenues within our Nigerian service company of $4.8 million for the three months ended March 31, 2013 relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill’s West Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses were $4.6 million for the three months ended March 31, 2013. There were no comparable other revenues and expenses in the three months ended March 31, 2014 as the West Polaris moved out of Nigeria.
[3]	Discount loan notes $229.9 million Discount Note - On December 13, 2013, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note to Seadrill in an initial amount of $229.9 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $238.5 million to Seadrill. The note was repaid in full in February 2014 with proceeds from the term loan B refinancing.$70.0 million Discount Note - On December 13, 2013, as part of the acquisition of the West Sirius, the Company issued a zero coupon discount note to Seadrill in an initial amount of $70.0 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $73 million to Seadrill. The note was repaid in full in February 2014 with proceeds from the term loan B refinancing.$100.0 million Discount Note - In March 2014, as part of the acquisition of the West Sirius, Seadrill Capricron Holdings issued a zero coupon discount note to Seadrill in an initial amount of $100.0 million. The note is repayable in September 2015 and upon maturity, the Company will pay $103.7 million to Seadrill. Refer also to Note 5.